Property Plant And Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property Plant And Equipment [Text Block]
4. Property and Equipment
Property and equipment, net as of December 31, 2018 and 2019 consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Laboratory equipment	$2,514	$3,144
Computer equipment and software	41	114
Furniture and fixtures	159	313
Leasehold improvements	3,427	3,427
Fixed assets not yet placed in service	—	328

	6,141	7,326
Less accumulated depreciation	(1,841)	(2,851)

Total property and equipment, net	$4,300	$4,475

Depreciation expense was $1.0 million and $1.1 million for the years ended December 31, 2018 and 2019, respectively, which is included within operating expenses in the consolidated statement of operations and comprehensive loss.